Schedule of Investments (unaudited) January 31, 2023	BlackRock Sustainable Emerging Markets Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.6%
Erste Group Bank AG	40,078	$1,520,725

Brazil — 9.4%
Arezzo Industria e Comercio SA	107,903	1,862,046
B3 SA - Brasil Bolsa Balcao	674,361	1,721,672
Hapvida Participacoes e Investimentos SA(a)(b)	2,033,370	2,062,891
Iguatemi SA	499,299	1,926,850
Sendas Distribuidora SA	338,547	1,310,491

		8,883,950

China — 32.2%
Alibaba Group Holding Ltd.(a)	173,692	2,388,032
Alibaba Group Holding Ltd., ADR(a)	22,750	2,507,050
Baidu, Inc., ADR(a)(c)	14,348	1,932,389
Baidu, Inc., Class A(a)	55,750	937,160
China Mengniu Dairy Co. Ltd.	362,000	1,746,242
China Merchants Bank Co. Ltd., Class A	153,900	943,614
China Merchants Bank Co. Ltd., Class H	282,500	1,832,331
Haier Smart Home Co. Ltd., Class A	235,800	901,398
Haier Smart Home Co. Ltd., Class H	288,000	1,062,178
Kanzhun Ltd., ADR(a)	44,279	1,075,537
KE Holdings, Inc., ADR(a)	82,807	1,518,680
LONGi Green Energy Technology Co. Ltd., Class A(a)	202,910	1,454,956
Meituan, Class B(a)(b)	99,100	2,215,467
Shenzhen Inovance Technology Co. Ltd., Class A	134,100	1,419,357
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	40,900	2,022,673
Tencent Holdings Ltd.	49,000	2,387,717
Tencent Holdings Ltd., ADR	2,471	120,461
Xinyi Solar Holdings Ltd.	1,184,000	1,540,340
Yum China Holdings, Inc.	41,134	2,534,266

		30,539,848

Egypt — 1.0%
Commercial International Bank Egypt SAE	563,544	926,934

Greece — 1.4%
National Bank of Greece SA(a)	287,242	1,365,741

Hong Kong — 3.1%
AIA Group Ltd.	158,000	1,786,608
Hang Lung Properties Ltd.	608,000	1,146,411

		2,933,019

Hungary — 1.2%
OTP Bank Nyrt	37,287	1,123,513

India — 9.4%
Axis Bank Ltd.	160,276	1,712,986
HDFC Bank Ltd.	139,592	2,746,979
Hindustan Unilever Ltd.	45,549	1,437,088
ICICI Bank Ltd.	91,312	934,228
ICICI Bank Ltd., ADR	4,520	94,152
Tata Consultancy Services Ltd.	48,749	2,012,049

		8,937,482

Security	Shares	Value

Indonesia — 2.5%
Bank Central Asia Tbk PT	2,047,500	$1,161,975
Bank Rakyat Indonesia Persero Tbk PT	3,859,000	1,183,431

		2,345,406

Kazakhstan — 1.3%
Kaspi.KZ JSC, GDR, Registered Shares(d)	16,875	1,240,501

Mexico — 3.6%
Grupo Financiero Banorte SAB de CV, Class O	211,076	1,750,774
Wal-Mart de Mexico SAB de CV	414,997	1,625,564

		3,376,338

Panama — 1.3%
Copa Holdings SA, Class A(a)	13,744	1,265,548

Russia — 0.0%
TCS Group Holding PLC, GDR, Registered Shares(a)(d)(e)	30,476	305

South Africa — 3.0%
Gold Fields Ltd.	60,378	688,182
Gold Fields Ltd., ADR	55,290	632,518
Life Healthcare Group Holdings Ltd.	1,035,126	1,016,357
Naspers Ltd., N Shares	2,870	554,883

		2,891,940

South Korea — 9.4%
Samsung Electronics Co. Ltd.	115,375	5,746,855
Samsung Electronics Co. Ltd., GDR, Registered Shares(d)	1,013	1,255,474
Samsung SDI Co. Ltd.	3,492	1,956,924

		8,959,253

Taiwan — 10.3%
Accton Technology Corp.	114,000	931,639
Taiwan Semiconductor Manufacturing Co. Ltd.	449,000	7,923,405
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,482	879,266

		9,734,310

Thailand — 1.5%
Bangkok Dusit Medical Services PCL, NVDR	1,522,500	1,376,578

United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	467,744	1,072,750
Aldar Properties PJSC	947,139	1,127,984

		2,200,734

United Kingdom — 2.4%
Prudential PLC	89,667	1,489,822
Standard Chartered PLC	98,040	823,498

		2,313,320

Total Common Stocks — 96.9% (Cost: $78,847,807)		91,935,445

1

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Sustainable Emerging Markets Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 0.3%

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares	5,964	$267,629

Total Preferred Securities — 0.3% (Cost: $190,127)		267,629

Total Long-Term Investments — 97.2% (Cost: $79,037,934)		92,203,074

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(f)(g)	1,546,947	1,546,947
SL Liquidity Series, LLC, Money Market Series, 4.54%(f)(g)(h)	735,823	735,970

Total Short-Term Securities — 2.4% (Cost: $2,282,374)		2,282,917

Total Investments — 99.6% (Cost: $81,320,308)		94,485,991

Other Assets Less Liabilities — 0.4%		382,209

Net Assets — 100.0%		$94,868,200

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,275,604	$—	$(3,728,657	)(a)	$—	$—	$1,546,947	1,546,947	$53,766		$—
SL Liquidity Series, LLC, Money Market Series	1,689,789	—	(954,311	)(a)	(9)	501	735,970	735,823	5,171	(b)	—

					$(9)	$501	$2,282,917		$58,937		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,075	ZAR	760,000	BNP Paribas S.A.	02/28/23	$(1,503)
USD	474,996	ZAR	8,575,000	HSBC Bank USA N.A.	02/28/23	(16,691)
USD	539,236	ZAR	9,715,000	JPMorgan Chase Bank N.A.	02/28/23	(17,818)
ZAR	9,643,052	USD	568,851	HSBC Bank USA N.A.	02/28/23	(15,923)
ZAR	9,406,948	USD	550,947	JPMorgan Chase Bank N.A.	02/28/23	(11,557)

						$(63,492)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Sustainable Emerging Markets Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/13/23	$1,153,472	$11,888	(c)	$1,169,073	1.2%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	193,243	17,444	(e)	211,194	0.2

					$29,332		$1,380,267

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(3,714) of net dividends and financing fees.
(e)	Amount includes $(507) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	95 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date on February 13, 2023:

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date on February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Leejam Sports Co JSC	51,611	$1,169,073	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$1,169,073

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Prudential PLC	12,711	$211,194	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$211,194

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

3

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria	$—	$1,520,725	$—	$1,520,725
Brazil	8,883,950	—	—	8,883,950
China	9,688,383	20,851,465	—	30,539,848
Egypt	—	926,934	—	926,934
Greece	—	1,365,741	—	1,365,741
Hong Kong	—	2,933,019	—	2,933,019
Hungary	—	1,123,513	—	1,123,513
India	94,152	8,843,330	—	8,937,482
Indonesia	—	2,345,406	—	2,345,406
Kazakhstan	—	1,240,501	—	1,240,501
Mexico	3,376,338	—	—	3,376,338
Panama	1,265,548	—	—	1,265,548
Russia	—	—	305	305
South Africa	632,518	2,259,422	—	2,891,940
South Korea	—	8,959,253	—	8,959,253
Taiwan	879,266	8,855,044	—	9,734,310
Thailand	—	1,376,578	—	1,376,578
United Arab Emirates	—	2,200,734	—	2,200,734
United Kingdom	—	2,313,320	—	2,313,320
Preferred Securities
Preferred Stocks	—	267,629	—	267,629
Short-Term Securities
Money Market Funds	1,546,947	—	—	1,546,947

	$26,367,102	$67,382,614	$305	93,750,021

Investments Valued at NAV(a)				735,970

				$94,485,991

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$29,332	$—	$29,332
Liabilities
Foreign Currency Exchange Contracts	—	(63,492)	—	(63,492)

	$—	$(34,160)	$—	$(34,160)

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

Portfolio Abbreviation (continued)

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4